Discontinued Operations - Cash flows from discontinued operations between our two discontinued operations (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	$ 5	$ 12	$ 0	$ (5)
Net cash (used in)/provided by investing activities	0	(40)	0	23
Net cash provided by financing activities	20	16	0	0
KSA and PES
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	(89)	5	0	(5)
Net cash (used in)/provided by investing activities	0	(40)	0	23
Net cash provided by financing activities	20	16	0	0
PES
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	(69)	0	0	(18)
Net cash (used in)/provided by investing activities	0	0	0	23
Net cash provided by financing activities	0	0	0	0
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	(20)	5	0	13
Net cash (used in)/provided by investing activities	0	(40)	0	0
Net cash provided by financing activities	$ 20	$ 16	$ 0	$ 0